Revenues - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues from external customers	$ 18,389,142	$ 11,183,643	$ 17,486,578
Mid-Continent
Disaggregation of Revenue [Line Items]
Revenues from external customers	9,094,885	5,096,268	8,424,191
Southwest
Disaggregation of Revenue [Line Items]
Revenues from external customers	3,477,562	2,310,432	3,621,273
Rocky Mountains/Pacific Northwest
Disaggregation of Revenue [Line Items]
Revenues from external customers	2,118,619	1,311,416	2,208,541
Northeast
Disaggregation of Revenue [Line Items]
Revenues from external customers	824,900	552,069	578,932
Canada
Disaggregation of Revenue [Line Items]
Revenues from external customers	836,317	616,683	721,169
Europe, Asia and Latin America
Disaggregation of Revenue [Line Items]
Revenues from external customers	333,083	268,472	288,906
Transportation fuels
Disaggregation of Revenue [Line Items]
Revenues from external customers	13,414,543	7,825,625	12,952,899
Transportation fuels | Corporate and Other
Disaggregation of Revenue [Line Items]
Revenues from external customers		1,600
Specialty lubricant products
Disaggregation of Revenue [Line Items]
Revenues from external customers	2,322,242	1,657,344	1,864,450
Asphalt, fuel oil and other products
Disaggregation of Revenue [Line Items]
Revenues from external customers	948,581	672,371	1,025,663
Asphalt, fuel oil and other products | Refining
Disaggregation of Revenue [Line Items]
Revenues from external customers	724,300	533,500	808,900
Asphalt, fuel oil and other products | Lubricants and Specialty Products
Disaggregation of Revenue [Line Items]
Revenues from external customers	224,300	135,400	216,800
Asphalt, fuel oil and other products | Corporate and Other
Disaggregation of Revenue [Line Items]
Revenues from external customers		3,500
Refined Product
Disaggregation of Revenue [Line Items]
Revenues from external customers	16,685,366	10,155,340	15,843,012
Excess crude oil revenues
Disaggregation of Revenue [Line Items]
Revenues from external customers	1,547,696	884,248	1,470,148
Transportation and logistic services
Disaggregation of Revenue [Line Items]
Revenues from external customers	103,646	98,039	121,027
Other revenues
Disaggregation of Revenue [Line Items]
Revenues from external customers	$ 52,434	$ 46,016	$ 52,391